Debt - Narrative (Details)	1 Months Ended			12 Months Ended
	Oct. 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) facility	Dec. 31, 2015 USD ($)
Long-term Debt Types [Abstract]
Facility fee percent				0.20%
Amended Revolving Facility
Long-term Debt Types [Abstract]
Amount available				$ 469,000,000
Unsecured Multi-currency Debt Facilities
Long-term Debt Types [Abstract]
Undrawn letters of credit				5,000,000
Unsecured Bilateral Commited Credit Facilities
Long-term Debt Types [Abstract]
Amount available		$ 24,000,000
Maximum borrowing amount				8,000,000
Unsecured Letter of Credit Facilities
Long-term Debt Types [Abstract]
Amount available				94,000,000
Maximum borrowing amount				28,000,000
Undrawn letters of credit				66,000,000
Revolving Credit Facility
Long-term Debt Types [Abstract]
Maximum borrowing capacity				525,000,000
Letter of Credit
Long-term Debt Types [Abstract]
Maximum borrowing capacity				40,000,000
Unsecured notes outstanding				$ 5,000,000
Letter of Credit | Unsecured Letter of Credit Facilities
Long-term Debt Types [Abstract]
Number of term loan facilities | facility				2
February 2017 Multi-currency Facility
Long-term Debt Types [Abstract]
Maximum borrowing capacity				$ 20,000,000
Maximum borrowing amount				4,000,000
Twenty Four Million Unsecured Letter of Credit Facility | Unsecured Letter of Credit Facilities
Long-term Debt Types [Abstract]
Maximum borrowing amount				40,000,000
Eighty Five Million Unsecured Letter of Credit Facility | Unsecured Letter of Credit Facilities
Long-term Debt Types [Abstract]
Maximum borrowing amount				$ 54,000,000
Minimum | Amended Revolving Facility
Long-term Debt Types [Abstract]
Facility fee percent				0.125%
Minimum | Unsecured Multi-currency Debt Facilities
Long-term Debt Types [Abstract]
Price range				1.00%
Maximum | Amended Revolving Facility
Long-term Debt Types [Abstract]
Facility fee percent				0.30%
Maximum | Unsecured Multi-currency Debt Facilities
Long-term Debt Types [Abstract]
Price range				1.70%
Unsecured notes issued in a private placement | Private Placement Notes
Long-term Debt Types [Abstract]
Principal				$ 86,000,000
Unsecured notes issued in a private placement | Term Loan
Long-term Debt Types [Abstract]
Term loan			$ 75,000,000	65,600,000	$ 70,900,000
Remaining balance			$ 34,000,000
Amount outstanding				66,000,000
Unsecured notes issued in a private placement | Private Placement Notes Series A | Private Placement Notes
Long-term Debt Types [Abstract]
Unsecured notes outstanding				$ 36,000,000
Fixed interest rate				4.57%
Unsecured notes issued in a private placement | Private Placement Notes Series B | Private Placement Notes
Long-term Debt Types [Abstract]
Unsecured notes outstanding				$ 50,000,000
Fixed interest rate				5.20%
LIBOR | Amended Revolving Facility
Long-term Debt Types [Abstract]
Price range				1.30%
LIBOR | Unsecured Bilateral Commited Credit Facilities
Long-term Debt Types [Abstract]
Price range		1.00%
LIBOR | Minimum | Amended Revolving Facility
Long-term Debt Types [Abstract]
Price range				1.00%
LIBOR | Maximum | Amended Revolving Facility
Long-term Debt Types [Abstract]
Price range				1.70%
LIBOR | Unsecured notes issued in a private placement | Term Loan
Long-term Debt Types [Abstract]
Price range			1.75%
Base Rate | Minimum | Amended Revolving Facility
Long-term Debt Types [Abstract]
Price range				0.00%
Base Rate | Maximum | Amended Revolving Facility
Long-term Debt Types [Abstract]
Price range				0.70%
Uncommitted Credit Facilities | Uncommitted Facility Agreement
Long-term Debt Types [Abstract]
Maximum borrowing capacity	$ 100,000,000
Maximum maturity period	30 days
Short term borrowings				$ 100,000,000
Uncommitted Credit Facilities | LIBOR | Uncommitted Facility Agreement
Long-term Debt Types [Abstract]
Price range	1.00%